Equity	12 Months Ended
Dec. 31, 2024
Disclosure Equity Abstract
Equity

15	Equity

Share capital

As of December 31, 2024 and 2023, the Company’s share capital was R$17 represented by 93,722,831 shares comprised by 49,920,068 class A common shares and 43,802,763 class B common shares as of December 31, 2024 and 2023. As of December 31, 2024 and 2023, the Company’s authorized capital was US$50 thousand.

Dividends

In the year ended December 31, 2024, CCSI and IESVAP approved the payment of dividends of R$79,701, which R$61,412 was distributed to the Company and R$18,289 to non-controlling shareholders (December 31 2023: R$65,539, which R$46,788 was distributed to the Company and R$18,750 to non-controlling shareholders and December 31, 2022: R$66,828, which R$47,092 was distributed to the Company and R$19,736 to non-controlling shareholders).

Share repurchase program

On March 24, 2023, the Company’s board of directors approved the fourth share repurchase program. Afya may repurchase up to 2,000,000 of its outstanding Class A common shares in the open market, based on prevailing market prices, beginning on March 24, 2023, until the earlier of the completion of the repurchase or December 31, 2024, depending upon market conditions. During the year ended December 31, 2023, the Company’s cash outflow was R$12,369.

On January 27, 2022, the Company’s board of directors approved a share repurchase program. Afya may repurchase up to 1,874,457 of its outstanding Class A common shares in the open market, based on prevailing market prices, beginning on January 27, 2022, until the earlier of the completion of the repurchase or December 31, 2022, depending upon market conditions. The Company completed the acquisition of the approved shares repurchase under this buy-back program. During the year ended December 31, 2022, the Company’s cash outflow was R$152,317.

The following table illustrates the number and movements in treasury shares during the years ended December 31, 2024, 2023 and 2022:

	Number of treasury shares	Average price (in Brazilian Reais)
Outstanding at January 1, 2022	1,654,927	92.23
Repurchased	2,131,358	71.46
Outstanding at December 31, 2022	3,786,285	80.54
Repurchased	216,339	57.17
Delivered under the share-based compensation plans	(229,146)	79.28
Outstanding at December 31, 2023	3,773,478	79.28
Delivered under the share-based compensation plans	(317,940)	79.28
Outstanding at December 31, 2024	3,455,538	79.28